Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events
31	Subsequent events

Loan agreement

On March 01, 2024, the Company signed a working capital loan contract with interest SOFR 6 months + 2.80%, semi-annual interest payment and grace period with the first installment of principal amount starting on June, 25. The agreed debt is R$ 49,5 million (US$ 10 million) at the transaction date.